Note 11 - Long-term Debt - Annual Repayments Under Credit Facilities and Term Loans (Details) $ in Thousands	Jun. 30, 2024 USD ($)
2025	$ 343,386
2026	443,859
2027	410,153
2028	265,242
2029	450,167
2030 and thereafter	367,947
Total	$ 2,280,754